Note 13 - Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Accounts payable and other	$ 9,681	$ 7,662
Current income tax liability	7,466	5,797
Deferred income tax liability (note 16)	731	786
Lease obligations	3,771	4,471
Cash collateral and amounts held in escrow (note 6)	8,818	8,006
Cash reserves on loan and lease receivables (note 6)	153,769	126,110
Other liabilities	$ 184,236	$ 152,832